FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Exchange rate risk (Details) € in Thousands, ¥ in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 JPY (¥) R$ / ¥ R$ / € R$ / $ item	Dec. 31, 2017 EUR (€) R$ / ¥ R$ / € R$ / $	Dec. 31, 2017 USD ($) R$ / ¥ R$ / € R$ / $	Dec. 31, 2017 BRL (R$) R$ / ¥ R$ / € R$ / $	Dec. 31, 2016 BRL (R$)
Composition of balances in foreign currency and sensitivity analysis
Financial assets				R$ 57,885,123	R$ 55,087,059
Exchange rate risk
Composition of balances in foreign currency and sensitivity analysis
Number of scenarios considered | item	4
Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Number of scenarios considered | item	2
Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Number of scenarios considered | item	2
USD
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	3,308.0000	3,308.0000	3,308.0000	3,308.0000
USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets			$ 2,616,372	R$ 8,654,957
USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Financial assets			615,633	2,036,514
USD | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities			3,370,685	11,148,204
USD | Risk of exchange rate depreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets			2,616,372	8,654,957
USD | Risk of exchange rate depreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Financial assets			615,633	2,036,514
USD | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities			$ 3,370,685	11,148,204
EURO | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		€ 58,012		230,144
EURO | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		€ 58,012		230,144
IENE | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	¥ 1,102,326			32,408
IENE | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	¥ 1,102,326			32,408
Scenario I - Likely | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				8,393
Scenario I - Likely | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 8,393
Scenario I - Likely | USD
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	3.2600	3.2600	3.2600	3.2600
Scenario I - Likely | USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 4,634
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	3.260	3.260	3.260	3.260
Scenario I - Likely | USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ (125,586)
Scenario I - Likely | USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				(29,550)
Scenario I - Likely | USD | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				159,770
Scenario I - Likely | USD | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 4,634
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	3.260	3.260	3.260	3.260
Scenario I - Likely | USD | Risk of exchange rate depreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ (125,586)
Scenario I - Likely | USD | Risk of exchange rate depreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				(29,550)
Scenario I - Likely | USD | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				159,770
Scenario I - Likely | EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 3,318
Foreign exchange rates
Assumed foreign exchange rate | R$ / €	3.910	3.910	3.910	3.910
Scenario I - Likely | EURO | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 3,318
Scenario I - Likely | EURO | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 3,318
Foreign exchange rates
Assumed foreign exchange rate | R$ / €	3.910	3.910	3.910	3.910
Scenario I - Likely | EURO | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 3,318
Scenario I - Likely | IENE | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 441
Foreign exchange rates
Assumed foreign exchange rate | R$ / ¥	0.029	0.029	0.029	0.029
Scenario I - Likely | IENE | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 441
Scenario I - Likely | IENE | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 441
Foreign exchange rates
Assumed foreign exchange rate | R$ / ¥	0.029	0.029	0.029	0.029
Scenario I - Likely | IENE | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 441
Scenario (25%) | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				(16,933)
Scenario (25%) | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 186,116
Scenario (25%) | USD
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	4.0750	4.0750	4.0750	4.0750
Scenario (25%) | USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ (10,839)
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	4.075	4.075	4.075	4.075
Scenario (25%) | USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 2,006,757
Scenario (25%) | USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				472,191
Scenario (25%) | USD | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				(2,587,338)
Scenario (25%) | USD | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 117,659
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	2.445	2.445	2.445	2.445
Scenario (25%) | USD | Risk of exchange rate depreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ (2,257,929)
Scenario (25%) | USD | Risk of exchange rate depreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				(531,291)
Scenario (25%) | USD | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				2,906,879
Scenario (25%) | EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ (53,388)
Foreign exchange rates
Assumed foreign exchange rate | R$ / €	4.888	4.888	4.888	4.888
Scenario (25%) | EURO | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ (53,388)
Scenario (25%) | EURO | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 60,025
Foreign exchange rates
Assumed foreign exchange rate | R$ / €	2.933	2.933	2.933	2.933
Scenario (25%) | EURO | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 60,025
Scenario (25%) | IENE | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ (7,551)
Foreign exchange rates
Assumed foreign exchange rate | R$ / ¥	0.036	0.036	0.036	0.036
Scenario (25%) | IENE | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ (7,551)
Scenario (25%) | IENE | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 8,433
Foreign exchange rates
Assumed foreign exchange rate | R$ / ¥	0.022	0.022	0.022	0.022
Scenario (25%) | IENE | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 8,433
Scenario (50%) | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				(347,053)
Scenario (50%) | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 36,384
Scenario (50%) | USD
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	4.8900	4.8900	4.8900	4.8900
Scenario (50%) | USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ (221,415)
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	4.890	4.890	4.890	4.890
Scenario (50%) | USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 4,139,100
Scenario (50%) | USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				973,931
Scenario (50%) | USD | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				(5,334,446)
Scenario (50%) | USD | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 230,684
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	1.630	1.630	1.630	1.630
Scenario (50%) | USD | Risk of exchange rate depreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ (4,390,271)
Scenario (50%) | USD | Risk of exchange rate depreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				(1,033,032)
Scenario (50%) | USD | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				5,653,987
Scenario (50%) | EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ (110,095)
Foreign exchange rates
Assumed foreign exchange rate | R$ / €	5.865	5.865	5.865	5.865
Scenario (50%) | EURO | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ (110,095)
Scenario (50%) | EURO | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 116,731
Foreign exchange rates
Assumed foreign exchange rate | R$ / €	1.955	1.955	1.955	1.955
Scenario (50%) | EURO | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 116,731
Scenario (50%) | IENE | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ (15,543)
Foreign exchange rates
Assumed foreign exchange rate | R$ / ¥	0.044	0.044	0.044	0.044
Scenario (50%) | IENE | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ (15,543)
Scenario (50%) | IENE | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 16,425
Foreign exchange rates
Assumed foreign exchange rate | R$ / ¥	0.015	0.015	0.015	0.015
Scenario (50%) | IENE | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis				R$ 16,425